[EATON VANCE LOGO]

[PHOTO: Wall of Educational Institution]

Annual Report December 31, 2001

[PHOTO: Highway]

THE
MASSACHUSETTS
HEALTH &
EDUCATION
TAX-EXEMPT
TRUST

[PHOTO: Boston, MA Skyline]



The Massachusetts Health & Education Tax-Exempt Trust as of December 31, 2001

LETTER TO SHAREHOLDERS

[PHOTO WITH CAPTION "Thomas J. Fetter, President"]

As a major financing mechanism for local and state public initiatives, the municipal bond market is among the most complex areas of the fixed-income investment universe. More than 50,000 state and local entities issue municipal securities, with 1.5 million separate bond issues outstanding. Not surprisingly, given the complexity and diversity of this market, professional trading expertise provides a distinct advantage to mutual fund investors. As part of our continuing series, we thought it might be helpful to discuss some of the trading fundamentals within this dynamic market.

The Municipal Bond Market:
A $1.5 trillion over-the-counter
financial marketplace...

Unlike the stock market, which features exchanges that oversee trading in specific stocks, the $1.5 trillion municipal bond market is traded entirely over-the-counter. The primary market presents opportunities in new issues brought to market by underwriters. Typically, the underwriters will indicate a date on which the bonds will be priced in line with prevailing interest rates. This notice gives institutional investors time to study the issue as to its suitability for their needs, while giving the underwriters a fairly accurate indication of interest from the investment community.

The secondary market features trading in already-outstanding issues. While many bonds are actively traded, others trade infrequently. This naturally places a premium on strong research capabilities, with a clear line of communication between the research and trading areas. Under SEC disclosure rules adopted in 1994, bond issuers must list financial information and data in the Official Statement of the primary offering and update that information annually, as well as provide ongoing notice of material events. These regulations were designed to improve the availability of information, increasing market transparency and benefiting all municipal investors. A strong research effort keeps the trading desk up-to-date for any changes in a bond issuer's fundamentals.

Bond prices and yields are influenced
by many fundamental and technical
factors...

Bond prices and yields are based on a variety of important criteria, incorporating interest rate levels. Key considerations used to evaluate bond prices include:

  * Coupon;

  * Maturity;

  * Call provisions;

  * Trading characteristics of similar, bellwether bonds;

  * Supply and demand for the bond;

  * Creditworthiness of the issuer;

  * Frequency of bond issuance by issuer; and

  * Trading volume of the issue.

By examining these characteristics and comparing a prospective bond with bellwether issues, a trader can fairly ascertain at what level an issue is reasonably priced.

Experience, support and market
presence can provide an advantage...

At Eaton Vance, we have been prominent participants in the municipal market and have developed a broad trading expertise, as well as a wealth of market contacts. For example, Eaton Vance has three traders dedicated solely to the municipal market and backed by a full support staff and a complete range of research capabilities necessary to meet any market challenge.

The tax-exempt market has historically been a primary engine of public works and economic development. We remain confident that the future will present additional opportunities and believe that our trading and research commitments demonstrate our faith in this exciting market.

Sincerely,

/s/ THOMAS J. FETTER

Thomas J. Fetter
President
February 6, 2002



The Massachusetts Health & Education Tax-Exempt Trust as of December 31, 2001

MANAGEMENT DISCUSSION

The U.S. economy entered a recession in 2001, marking the end of the longest economic expansion in the nation's history. While job losses were felt across the economic spectrum, they were especially severe in the technology, telecom and manufacturing sectors. By year-end, the nation's unemployment rate had risen to 5.8%, its highest level in six years.

Gross Domestic Product contracted in the second half of 2001...

The economic weakness was evident early in the year, but in the wake of the tragic events of September 11, consumer sentiment took a decided turn for the worse, resulting in a much wider economic slump. As job cuts mounted and the corporate earnings outlook deteriorated, the nation's Gross Domestic Product contracted 1.3% in the third quarter, the first such quarterly decline since 1991. In early December, the National Bureau of Economic Research -- the agency responsible for dating economic cycles -- officially pronounced the U.S. economy to be in a recession. However, most evidence suggested a shallow downturn and fourth quarter GDP registered a modest 0.2% rise, signalling a potential recovery on the horizon.

To boost the economy, the Federal Reserve lowered short-term interest rates on eleven occasions in 2001...

In response to the weak economy, the Federal Reserve aggressively lowered interest rates. By year-end, the Fed had lowered its benchmark Federal Funds rate -- a key short-term interest rate barometer -- on 11 occasions by a total of 475 basis points (4.75%). The municipal bond market -- which typically moves in the opposite direction of interest rates -- benefited from the rate cuts, as well as by a flight to quality by worried investors. In the fourth quarter, however, the market gave up some of those gains, as investors anticipated an end to the Fed's interest rate cuts. The Lehman Brothers Municipal Bond Index -- a broad-based, unmanaged index of municipal bonds -- posted a total return of 5.13% for the year ended December 31, 2001. 1

Municipal bonds offer quality and a refuge from excessive volatility...

Understandably, there remains a good deal of uncertainty about the economic and geopolitical future, concerns that are likely to be reflected in the fixed-income markets in the coming year. However, it's noteworthy that the municipal market has demonstrated considerably less volatility than the Treasury market in the past year.

The extent and length of the current recession remain major questions for investors, as does the impact of the slowdown on state and municipal finances. A weaker economy could result in lower revenues for states and municipalities, and possibly increased funding needs for defense and the rebuilding of New York City. However, some indicators have suggested that the worst of the recession may already be behind us. Whatever direction the economy takes in the coming year, we believe that municipal bonds will continue to pose a high-quality alternative for fixed-income investors, while making a major contribution to our recovery.

Trust Information
as of December 31, 2001

Performance 2

Average Annual Total Returns (by share price, American Stock Exchange)
-----------------------------------------------------------------------
One Year                                                         13.01%
Five Years                                                        8.30
Life of Fund (7/23/93)                                            4.69

Average Annual Total Returns (by net asset value)
-----------------------------------------------------------------------
One Year                                                          6.59%
Five Years                                                        6.23
Life of Fund (7/23/93)                                            5.24

Five Largest Categories 3
-----------------------------------------------------------------------

Education                       19.5%
Escrowed                        16.3%
Insured Hospitals*              15.8%
Insured Education*              11.9%
Miscellaneous                    5.5%

1 It is not possible to invest directly in an Index.

2 Returns are calculated by determining the percentage change in net asset value or share price with all distributions reinvested.

3 Five Largest Categories account for 69.0% of the Trust's net assets, determined by dividing the total market value of the holdings by the net assets of the Trust. Categories are subject to change.

* Private insurance does not remove the risk of loss of principal associated with insured investments due to changes in market conditions.

  Past performance is no guarantee of future results. Investment return and share price will fluctuate so that shares, when sold, may be worth more or less than their original cost. Yield will change.



The Massachusetts Health & Education Tax-Exempt Trust as of December 31, 2001

MANAGEMENT DISCUSSION

[PHOTO WITH CAPTION "Robert B. MacIntosh, Portfolio Manager"]

Management Discussion
-----------------------------------------------------------------------
* The Massachusetts economy felt the impact of a technology sector characterized by slow sales and increasing job losses. Meanwhile, the financial services sector, for years a stalwart of the local economy, also featured some layoffs, as volatile financial markets sent some investors to the sidelines. The December 2001 jobless rate was 4.2%, up from 2.3% a year ago.

* Education bonds, at 19.5%, were the Trust's largest sector weighting at December 31, 2001. Education issues have non-cyclical characteristics, a distinct advantage in a weak economy. The Trust's investments included, among others, issues for such highly-regarded institutions as Wentworth Institute of Technology, Wheaton College and Belmont Hill School.

* Escrowed bonds, at 16.3%, again played a significant role in the Trust. Pre-refunded to their call dates, the bonds are backed by Treasuries. Two of the Trust's current holdings were escrowed during the year -- including Sisters of Providence Hospital and Massa-chusetts Water Pollution Abatement bonds. The bonds afforded above-average coupons, while contributing further to credit quality.

* The Trust remained highly selective within the hospital sector, with the majority of its holdings in insured* issues. Management used the strong market rally as an opportunity to sell hospital issues that had performed especially well or had been upgraded.

* As interest rates declined significantly during the fiscal year, management continued to adjust the Trust's average coupon structure and call protection. Faced with the prospect of continued refundings, call protection has become an increasingly important consideration for municipal investors. Adequate call protection maintains the Trust's appreciation potential.

* The Trust was able to take advantage of the dramatic decline in interest rates during 2001. As a result of lower short-term rates, the Trust's borrowing costs on its Auction Preferred Shares decreased, allowing the Trust to raise its dividend on two occasions during the year.

The Trust
-----------------------------------------------------------------------
Performance for the Past Year

* Based on share price (traded on the American Stock Exchange), the Trust had a total return of 13.01% for the year ended December 31, 2001. That return was the result of an increase in share price from $12.75 on December 31, 2000 to $13.60 on December 31, 2001, and the reinvestment of $0.7762 in regular monthly dividends.

* Based on net asset value, the Trust had a total return of 6.59% for the year ended December 31, 2001. That return was the result of an increase in net asset value per share from $13.17 on December 31, 2000 to $13.25 on December 31, 2001, and the reinvestment of all distributions.

* Based on the most recent dividend and a share price of $13.60, the Trust had a market yield of 5.85% at December 31, 2001.1 The Trust's market yield is equivalent to a taxable yield of 10.18%.2

* On December 31, 2001, the Trust's share price on the American Stock Exchange traded at a 2.64% premium to its underlying net asset value.

Your Investment at Work [LOGO: Graduation Mortarboard]
-----------------------------------------------------------------------
  Massachusetts Health and Education
  Facilities Authority
  Learning Center for the Deaf

* Massachusetts Health and Education Facilities Authority is one of the nation's leading issuers of tax-exempt debt. The Authority has issued more than $12.5 billion in bonds for close to 700 projects at more than 180 organizations across the Commonwealth.

* These bonds financed facilities for the Framingham-based Learning Center for the Deaf. The Center provides a wide variety of educational curricula for students who are deaf or hard of hearing in an atmosphere rich with academic and social opportunities.

* This issue represents continuing efforts by the Trust to find opportunities in small-but-selected, lower-rated issues. The bonds have an attractive 6.125% coupon.

-----------------------------------------------------------------------
Shares of the Trust are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested. Yield will change.
-----------------------------------------------------------------------

Quality Weightings 3
-----------------------------------------------------------------------
By total investments

[PIE CHART divided proportionally as follows: AAA -- 48.8%, AA -- 4.6%, A -- 11.0%, BBB -- 16.3%, BB -- 1.1%, Non-Rated -- 18.2%]

Trust Overview 3
-----------------------------------------------------------------------
Number of Issues                            49
Average Maturity                    19.0 Years
Effective Maturity                   9.4 Years
Average Rating                              A+
Average Call                         4.4 Years
Average Dollar Price                    $99.86

1 The Trust's market yield is calculated by dividing the most recent dividend per share by the share price at the end of the period and annualizing the result.

2 Taxable-equivalent yield assumes maximum 42.51% combined federal and state income tax rate. A lower rate would result in a lower tax-equivalent figure.

3 Because the Trust is actively managed, Quality Weightings and Trust
  Overview are subject to change.

* Private insurance does not remove the risk of loss of principal associated with insured investments due to changes in market conditions.

  Past performance is no guarantee of future results. Investment return and market price will fluctuate so that shares, when sold, may be worth more or less than their original cost.




The Massachusetts Health & Education Tax-Exempt Trust as of December 31, 2001

PORTFOLIO OF INVESTMENTS

Ratings (Unaudited)                       Principal
---------------------------------------   Amount
                               Standard   (000's
Moody's                        & Poor's   Omitted)       Security                                     Value
------------------------------------------------------------------------------------------------------------------
Education -- 19.5%
------------------------------------------------------------------------------------------------------------------
NR                             A          $         500  Massachusetts DFA, Belmont Hill School,
                                                         5.00%, 9/1/31                                $    461,885
NR                             BBB-                 750  Massachusetts DFA, Eastern Nazarene
                                                         College, 5.625%, 4/1/29                           620,093
Baa2                           BBB                  400  Massachusetts DFA, Suffolk University,
                                                         5.75%, 7/1/19                                     400,144
NR                             BBB                  540  Massachusetts DFA, Wheeler School,
                                                         6.50%, 12/1/29                                    555,962
Baa2                           NR                   250  Massachusetts DFA, Xaverian Brothers
                                                         High School, 5.65%, 7/1/29                        239,063
NR                             NR                 1,540  Massachusetts HEFA, Wheaton College,
                                                         6.00%,1/1/18(5)                                 1,599,891
A2                             A                  1,500  Massachusetts IFA, Clark University,
                                                         7.00%, 7/1/12(5)                                1,549,455
Baa1                           BBB                2,110  Massachusetts IFA, Springfield College,
                                                         5.625%, 9/15/10                                 2,137,915
Baa1                           NR                   400  Massachusetts IFA, Wentworth Institute
                                                         of Technology, 5.75%, 10/1/28                     390,516
------------------------------------------------------------------------------------------------------------------
                                                                                                      $  7,954,924
------------------------------------------------------------------------------------------------------------------
Escrowed -- 16.3%
------------------------------------------------------------------------------------------------------------------
NR                             NR         $       1,930  Massachusetts HEFA, Atlanticare
                                                         Medical Center, 8.00%, 12/01/13,
                                                         Prerefunded to 12/1/03(5)                    $  2,113,369
Aaa                            AA+                1,500  Massachusetts HEFA, Daughters of
                                                         Charity, 6.10%, 7/1/14,
                                                         Prerefunded to 7/1/06                           1,617,645
Baa2                           AAA                1,000  Massachusetts HEFA, Milford-Whitinsville
                                                         Hospital, 7.75%, 7/15/17,
                                                         Prerefunded to 7/15/02                          1,052,750
Aaa                            NR                   800  Massachusetts HEFA, Sisters of Providence
                                                         Hospital, 6.625%, 11/15/22,
                                                         Prerefunded to 11/15/04                           841,184
Aaa                            AA+                  920  Massachusetts Water Pollution
                                                         Abatement Trust, 6.375%, 2/1/15,
                                                         Prerefunded to 2/1/04                           1,003,996
------------------------------------------------------------------------------------------------------------------
                                                                                                      $  6,628,944
------------------------------------------------------------------------------------------------------------------
Hospitals -- 3.4%
------------------------------------------------------------------------------------------------------------------
NR                             BBB+       $         350  Massachusetts HEFA, Berkshire Healthcare,
                                                         6.25%, 10/31/31                              $    348,086
Aa2                            NR                 1,000  Massachusetts HEFA, Youville House,
                                                         6.25%, 2/15/41                                  1,041,900
------------------------------------------------------------------------------------------------------------------
                                                                                                      $  1,389,986
------------------------------------------------------------------------------------------------------------------
Industrial Development Revenue -- 4.3%
------------------------------------------------------------------------------------------------------------------
NR                             NR         $         250  Massachusetts IFA, American Water Co.,
                                                         6.60%, 12/1/15                               $    257,738
A3                             BBB+               1,500  Massachusetts IFA, General Motors,
                                                         5.55%, 4/1/09                                   1,507,050
------------------------------------------------------------------------------------------------------------------
                                                                                                      $  1,764,788
------------------------------------------------------------------------------------------------------------------
Insured Education -- 11.9%
------------------------------------------------------------------------------------------------------------------
Aaa                            AAA        $          40  Massachusetts HEFA, Boston College,
                                                         (FGIC), 6.625%, 7/1/21                       $     40,949
Aaa                            AAA                1,765  Massachusetts HEFA, Northeastern
                                                         University, (MBIA), 6.55%, 10/1/22              1,850,497
Baa2                           AAA                1,000  Massachusetts HEFA, Suffolk University,
                                                         (CLEE), 6.25%, 7/1/12                           1,040,170
Aaa                            AAA                1,000  Massachusetts HEFA, Tufts University,
                                                         (FGIC), 5.95%, 8/15/18                          1,020,920
Aaa                            AAA                1,000  Massachusetts IFA, Tufts University,
                                                         (MBIA), 4.75%, 2/15/28                            908,070
------------------------------------------------------------------------------------------------------------------
                                                                                                      $  4,860,606
------------------------------------------------------------------------------------------------------------------
Insured Hospitals -- 15.8%
------------------------------------------------------------------------------------------------------------------
Aaa                            AAA        $       1,225  Massachusetts HEFA, Addison Gilbert
                                                         Hospital, (MBIA), 5.75%, 7/1/23              $  1,241,819
Aaa                            AAA                  800  Massachusetts HEFA, Baystate Medical
                                                         Center, (FSA), 6.00%, 7/1/26                      831,568
Aaa                            AAA                1,000  Massachusetts HEFA, Berkshire Health
                                                         System, (MBIA), 6.00%, 10/1/19                  1,044,530
Aaa                            AAA                1,250  Massachusetts HEFA, Dana Farber
                                                         Cancer Institute, (FGIC), 6.00%, 12/1/10        1,353,038
Aaa                            AAA                  500  Massachusetts HEFA, Mt. Auburn
                                                         Hospital, (MBIA), 6.25%, 8/15/14                  543,470
Aaa                            AAA                1,000  Massachusetts HEFA, North Shore
                                                         Medical Center, (MBIA), 5.625%, 7/1/14          1,028,760
NR                             AAA                  395  Massachusetts HEFA, Valley Regional
                                                         Health System, (CLEE), 5.75%, 7/1/18              403,378
------------------------------------------------------------------------------------------------------------------
                                                                                                      $  6,446,563
------------------------------------------------------------------------------------------------------------------
Insured Special Tax -- 3.3%
------------------------------------------------------------------------------------------------------------------
NR                             NR         $       1,000  Puerto Rico IFA, (AMBAC), Variable Rate,
                                                         8.09%, 7/1/28(6)(7)                          $    947,870
NR                             AAA                  420  Puerto Rico IFA, (AMBAC), Variable Rate,
                                                         10.29%, 7/1/28(7)(8)                              387,156
------------------------------------------------------------------------------------------------------------------
                                                                                                      $  1,335,026
------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




The Massachusetts Health & Education Tax-Exempt Trust as of December 31, 2001

PORTFOLIO OF INVESTMENTS cont'd

Ratings (Unaudited)                       Principal
---------------------------------------   Amount
                               Standard   (000's
Moody's                        & Poor's   Omitted)       Security                                     Value
------------------------------------------------------------------------------------------------------------------
Insured Transportation -- 3.5%
------------------------------------------------------------------------------------------------------------------
Aaa                            AAA        $         300  Massachusetts Port Authority, US Airways,
                                                         (MBIA), 6.00%, 9/1/21                        $    313,887
NR                             A                  1,000  Rail Connections Inc., MA, (ACA),
                                                         0.00%, 7/1/19                                     380,390
Aaa                            A                  2,000  Rail Connections Inc., MA, (ACA),
                                                         0.00%, 7/1/20                                     720,620
------------------------------------------------------------------------------------------------------------------
                                                                                                      $  1,414,897
------------------------------------------------------------------------------------------------------------------
Insured Water & Sewer -- 2.6%
------------------------------------------------------------------------------------------------------------------
Aaa                            AAA        $       1,000  Massachusetts Water Resources Authority,
                                                         (FGIC), 5.75%, 8/1/39                        $  1,041,720
------------------------------------------------------------------------------------------------------------------
Life Care -- 2.4%
------------------------------------------------------------------------------------------------------------------
NR                             BBB-       $         655  Massachusetts DFA, Edgecombe Project,
                                                         6.75%, 7/1/21                                $    663,410
NR                             NR                   345  Massachusetts IFA, Forge Hill,
                                                         6.75%, 4/1/30                                     297,938
------------------------------------------------------------------------------------------------------------------
                                                                                                      $    961,348
------------------------------------------------------------------------------------------------------------------
Miscellaneous -- 5.5%
------------------------------------------------------------------------------------------------------------------
NR                             NR         $         500  Massachusetts DFA, MCHSP,
                                                         6.60%, 8/15/29                               $    449,390
NR                             BBB+                 625  Massachusetts DFA, YMCA of Greater
                                                         Boston, 5.45%, 11/1/28                            589,856
Ba2                            BB                   495  Massachusetts HEFA, Learning Center for
                                                         the Deaf, 6.125%, 7/1/29                          427,457
NR                             AAA                  700  Puerto Rico IFA, Variable Rate,
                                                         11.06%, 10/1/34(7)(8)                             765,842
------------------------------------------------------------------------------------------------------------------
                                                                                                      $  2,232,545
------------------------------------------------------------------------------------------------------------------
Nursing Home -- 3.6%
------------------------------------------------------------------------------------------------------------------
NR                             NR         $         280  Massachusetts DFA, Odd Fellows,
                                                         6.25%, 1/1/15                                $    256,682
NR                             NR                   500  Massachusetts HEFA, Christopher House,
                                                         6.875%, 1/1/29                                    467,310
NR                             NR                   750  Massachusetts IFA, Age Institute of
                                                         Massachusetts, 8.05%, 11/1/25                     735,097
------------------------------------------------------------------------------------------------------------------
                                                                                                      $  1,459,089
------------------------------------------------------------------------------------------------------------------
Public Power -- 1.0%
------------------------------------------------------------------------------------------------------------------
Baa1                           A-         $         400  Massachusetts DFA, Devens Electrical
                                                         Systems, 6.00%, 12/1/30                      $    401,268
------------------------------------------------------------------------------------------------------------------
Solid Waste -- 1.1%
------------------------------------------------------------------------------------------------------------------
NR                             BBB        $         500  Massachusetts DFA, Resource Recovery
                                                         Ogden Haverhill, 5.50%, 12/1/19              $    453,390
------------------------------------------------------------------------------------------------------------------
Transportation -- 1.8%
------------------------------------------------------------------------------------------------------------------
NR                             AA-        $         830  Massachusetts Bay Transportation Authority,
                                                         Variable Rate, 7.61%, 3/1/27(6)(7)           $    748,726
------------------------------------------------------------------------------------------------------------------
Water & Sewer -- 0.2%
------------------------------------------------------------------------------------------------------------------
Aaa                            AA+        $          80  Massachusetts Water Pollution Abatement
                                                         Trust, 6.375%, 2/1/15                        $     86,199
------------------------------------------------------------------------------------------------------------------
Total Tax-Exempt Investments -- 96.2%
  (identified cost $37,809,436)                                                                       $ 39,180,019
------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities -- 3.8%                                                                $ 1,549,050
------------------------------------------------------------------------------------------------------------------
Net Assets -- 100%                                                                                    $ 40,729,069
------------------------------------------------------------------------------------------------------------------


Notes to Portfolio:

(1) Portfolio Overview (Unaudited):

    Number of Issues                                       49
    Average Maturity (Years)                             19.0 yrs
    Effective Maturity (Years)                            9.4 yrs
    Average Call (Years)                                  4.4 yrs
    Duration (Years)                                      6.9 yrs
    Average Rating                                         A+

(2) Health and Educational Obligors-- At December 31, 2001, the Trust held securities issued by health and educational obligors with a value of $28,910,901 (representing 73.8% of total investments).

(3) Insured Investments-- The Trust invests primarily in debt securities issued by the Commonwealth of Massachusetts and its municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2001, 38.5% of total investments is backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The Trust's insured securities by financial institution are as follows:

                                                                  Percentage
                                                                   of Total
                                                          Value   Investments
-----------------------------------------------------------------------------
Municipal Bond Insurance Association (MBIA)          $6,931,033      17.70%
Financial Guaranty Insurance Company (FGIC)           3,456,627       8.80%
College Construction Loan Insurance Corporation
  (CLEE)                                              1,443,548       3.70%
AMBAC Financial Group Inc. (AMBAC)                    1,335,026       3.40%
American Capital Access (ACA)                         1,101,010       2.80%
Financial Security Assurance Incorporated (FSA)         831,568       2.10%
-----------------------------------------------------------------------------
  Total Insured Securities                          $15,098,812      38.50%
-----------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




The Massachusetts Health & Education Tax-Exempt Trust as of December 31, 2001

PORTFOLIO OF INVESTMENTS cont'd

(4) Summary of Ratings (Unaudited):
                                                                  Percentage
                                 Number                            of Total
Ratings                        of Issues               Value      Investments
-----------------------------------------------------------------------------
AAA/Aaa                            22            $19,138,168          48.80%
AA/Aa                               2              1,790,626           4.60%
A/A                                 5              4,300,048          11.00%
BBB/Baa                            10              6,398,435          16.30%
BB/Ba                               1                427,457           1.10%
NR                                  9              7,125,285          18.20%
------------------------------------------------------------------------------
Total                              49            $39,180,019         100.00%
------------------------------------------------------------------------------

The ratings indicated are the most recent Moody's and Standard & Poor's ratings believed to be available at December 31, 2001. NR indicates no rating is available for the security. Ratings are generally ascribed to securities at time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no responsibility to do so, and the ratings indicated do not necessarily represent ratings the agencies would ascribe to these securities at December 31, 2001.

(5) Private Placement Securities-- Information relating to the initial acquisition and market valuation of private placement securities is presented below:

                                      Acquisition                  Percentage
                                          Cost         Value     of Net Assets
------------------------------------------------------------------------------
Massachusetts HEFA,
  Atlanticare Medical Center "AMC"
  (acquired 12/15/93)                  $1,931,591    $2,113,369       5.20%

Massachusetts HEFA, Wheaton College
  (acquired 1/12/98)                    1,540,000     1,599,891       3.90%

Massachusetts IFA, Clark University
  (acquired 12/15/94)                   1,519,125     1,549,455       3.80%
------------------------------------------------------------------------------
Total                                                $5,262,715      12.90%
------------------------------------------------------------------------------

AMC and Clark have no publicly offered securities of the same class as the private placement security held by the Trust. Wheaton College has outstanding publicly offered securities of the same class as the private placement security held by the Trust. The Trust will bear the costs, if any, relating to the disposition of the private placement securities, including costs associated with registering the securities under the Securities Act of 1933, if necessary.

(6) Security has been issued as an inverse floater bond.

(7) Security exempt from registration under Rule 144A of the Securities
    Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(8) Security has been issued as a leveraged inverse floater.

The accompanying notes are an integral part of these financial statements.




The Massachusetts Health & Education Tax-Exempt Trust as of December 31, 2001

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of December 31, 2001

Assets
----------------------------------------------------------------------------
Total Investments, at value (identified cost, $37,809,436)       $39,180,019
Cash                                                                  35,505
Interest receivable                                                  850,944
Receivable for securities sold                                     1,075,000
Other assets                                                           2,226
----------------------------------------------------------------------------
Total assets                                                     $41,143,694
----------------------------------------------------------------------------

Liabilities
----------------------------------------------------------------------------
Payable for securities purchased                                     349,075
Accrued expenses and other liabilities                                65,550
----------------------------------------------------------------------------
Total liabilities                                                    414,625
----------------------------------------------------------------------------
Net Assets:                                                      $40,729,069
----------------------------------------------------------------------------

Net Assets Were Comprised of:
----------------------------------------------------------------------------
Auction Preferred Shares, $0.01 par value; 400 shares
  authorized, 200 shares issued and outstanding at $50,000
  per share liquidation preference                               $10,000,000
Common Shares, $0.01 par value; unlimited number of shares
  authorized, 2,319,394 shares issued and outstanding                 23,194
Additional paid-in capital                                        32,075,005
Accumulated net realized loss from investment transactions        (3,073,323)
Undistributed net investment income                                  333,610
Unrealized appreciation of investments                             1,370,583
----------------------------------------------------------------------------
Net Assets:                                                      $40,729,069
----------------------------------------------------------------------------
Net assets applicable to preferred shareholders:
  Auction Preferred Shares at liquidation value                  $10,000,000
  Cumulative undeclared dividends                                      2,054
----------------------------------------------------------------------------
Total net assets applicable to preferred shareholders            $10,002,054
----------------------------------------------------------------------------
Net assets applicable to common shareholders                     $30,727,015
----------------------------------------------------------------------------
Total                                                            $40,729,069
----------------------------------------------------------------------------

Net Asset Value Per Common Share
----------------------------------------------------------------------------
($30,727,015 divided by 2,319,394
  common shares issued and outstanding)                          $     13.25
----------------------------------------------------------------------------



Statement of Operations

For the Year Ended
December 31, 2001

Investment Income
----------------------------------------------------------------------------
Interest income                                                   $2,539,081
----------------------------------------------------------------------------

Expenses
----------------------------------------------------------------------------
Investment advisory fee                                           $  143,306
Administration fee                                                    61,417
Trustees' fees                                                        27,500
Custodian and transfer agent fees                                     39,199
Legal and accounting services                                         38,873
Preferred share remarketing agent fee                                 25,000
Printing and postage                                                  15,010
Preferred shares auction agent fees                                    5,000
Miscellaneous                                                         16,238
----------------------------------------------------------------------------
Total operating expenses                                          $  371,543
----------------------------------------------------------------------------
Deduct--
  Reduction of custody fees                                            5,104
----------------------------------------------------------------------------
Total                                                             $    5,104
----------------------------------------------------------------------------
Net operating expenses                                            $  366,439
----------------------------------------------------------------------------
Net investment income                                             $2,172,642
----------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
on Investments
----------------------------------------------------------------------------
Net realized loss from investment transactions                    $  (48,474)
Net change in unrealized appreciation of investments                  93,478
----------------------------------------------------------------------------
Net gain on investments                                           $   45,004
----------------------------------------------------------------------------
Net increase in net assets resulting from operations              $2,217,646
----------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.




The Massachusetts Health & Education Tax-Exempt Trust as of December 31, 2001

FINANCIAL STATEMENTS (cont'd)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

Increase (Decrease)                               Year Ended          Year Ended
in Net Assets                              December 31, 2001   December 31, 2000
--------------------------------------------------------------------------------
From operations:
  Net investment income                          $ 2,172,642         $ 2,090,687
  Net realized loss                                  (48,474)            (85,155)
  Net change in unrealized
    appreciation (depreciation)                       93,478           1,779,146
--------------------------------------------------------------------------------
Net increase in net assets
  from operations                                $ 2,217,646         $ 3,784,678
--------------------------------------------------------------------------------
Dividends and Distributions--
Preferred Shareholders--
  From net investment income                       ($250,025)          ($347,864)
Common Shareholders--
  From net investment income                      (1,798,383          (1,769,620)
--------------------------------------------------------------------------------
Total dividends and distributions to
  shareholders                                   ($2,048,408)        ($2,117,484)
--------------------------------------------------------------------------------
Capital Share Transactions:
  Reinvestment of distributions to
     common shareholders                         $    54,769         $     5,651
--------------------------------------------------------------------------------
  Net increase in net assets resulting from
     capital share transactions                  $    54,769         $     5,651
--------------------------------------------------------------------------------
Net increase in net assets                       $   224,007         $ 1,672,845
--------------------------------------------------------------------------------

Net Assets:
--------------------------------------------------------------------------------
At beginning of period                           $40,505,062         $38,832,217
--------------------------------------------------------------------------------
At end of period, including undistributed
  net investment income of $333,610
  and $80,268, respectively                      $40,729,069         $40,505,062
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





The Massachusetts Health & Education Tax-Exempt Trust as of December 31, 2001

FINANCIAL STATEMENTS cont'd

Financial Highlights

Selected data for a common share outstanding during each period

                                                                            Year Ended December 31,
                                                          ------------------------------------------------------------
                                                             2001          2000        1999        1998        1997
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period (common shares)      $ 13.17       $ 12.45     $ 14.06     $ 13.90     $ 13.01
----------------------------------------------------------------------------------------------------------------------

Investment Operations
----------------------------------------------------------------------------------------------------------------------
Net investment income                                     $  0.94(a)(d) $  0.90(d)  $  0.89(d)  $  0.88(d)  $  0.88(d)
Net realized and unrealized gain (loss) on investments       0.03          0.73       (1.63)       0.16        0.89
----------------------------------------------------------------------------------------------------------------------
Total from investment operations                          $  0.97       $  1.63     $ (0.74)    $  1.04     $  1.77
----------------------------------------------------------------------------------------------------------------------

Less Distributions
----------------------------------------------------------------------------------------------------------------------
Preferred Shareholders --
  From net investment income                              $ (0.11)      $ (0.15)    $ (0.12)    $ (0.14)    $ (0.14)
Common Shareholders --
  From net investment income                                (0.78)        (0.76)      (0.75)      (0.74)      (0.74)
----------------------------------------------------------------------------------------------------------------------
Total distributions                                       $ (0.89)      $ (0.91)    $ (0.87)    $ (0.88)    $ (0.88)
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period (Common shares)            $ 13.25       $ 13.17     $ 12.45     $ 14.06     $ 13.90
----------------------------------------------------------------------------------------------------------------------
Per share market value, end of period (Common shares)     $13.600       $12.750     $11.500     $14.875     $13.938
----------------------------------------------------------------------------------------------------------------------
Total investment return at Market Value                    13.01%        17.78%     (18.23%)     12.05%      21.63%
----------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)                   $40,729       $40,505     $38,832     $42,504     $42,082
Ratios: (as a percentage of average total net assets)
  Expenses                                                  0.91%         0.97%       0.97%       0.96%(c)    0.96%(c)
  Expenses, after custodian fee reduction                   0.90%         0.96%       0.96%       0.95%(c)    0.95%(c)
  Net investment income                                     5.31%(a)      5.33%       5.05%       4.79%(c)    4.95%(c)
Ratios: (as a percentage of average common net assets)
  Expenses (b)                                              1.20%         1.30%       1.28%       1.25%(c)    1.27%(c)
  Expenses, after custodian fee reduction (b)               1.18%         1.29%       1.27%       1.24%(c)    1.26%(c)
  Net investment income (b)                                 7.02%(a)      7.16%       6.68%       6.27%(c)    6.57%(c)
Portfolio turnover rate                                       13%            8%         32%         28%         20%
----------------------------------------------------------------------------------------------------------------------

The Financial Highlights summarize the impact of net investment income, gains (losses) and distributions on the Trust's net asset value per common share for the last 5 years. Additionally, important relationships between certain financial statement items are expressed in ratio form.

The accompanying notes are an integral part of these financial statements.




The Massachusetts Health & Education Tax-Exempt Trust as of December 31, 2001

FINANCIAL STATEMENTS Cont'd

Financial Highlights

(a) The Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, and began accreting market discounts on debt securities. The effect of this change for the year ended December 31, 2001 was an increase in net investment income per common share of $0.01, a decrease in net realized and unrealized gains per common share of $0.01, an increase in the ratio of net investment income to average total net assets from 5.24% to 5.31% and an increase in the ratio of net investment income to average common assets from 6.93% to 7.02%. Per share data and ratios for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

(b) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average common net assets reflect the Trust's leveraged capital structure.

(c) Reflects expense waivers by the Administrator during the period.
    If the Trust had borne all expenses for the year ended December 31, 1998 and the year ended December 31, 1997, net investment income per common share would have decreased by less than $0.01 during each period.

(d) Computed using average shares outstanding throughout the period.

The accompanying notes are an integral part of these financial statements.



The Massachusetts Health & Education Tax-Exempt Trust as of December 31, 2001

NOTES TO FINANCIAL STATEMENTS

1  General Information and
   Significant Accounting Policies
------------------------------------------------------------------------
The Massachusetts Health & Education Tax-Exempt Trust (the "Trust") is an entity commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The Trust's investment objective is to earn a high level of current income exempt from regular Federal income taxes and Massachusetts personal income taxes consistent with preservation of capital. The Trust seeks to achieve its objective by investing primarily in Massachusetts "investment grade" tax-exempt obligations issued on behalf of not-for-profit health and education institutions.

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements, in accordance with accounting principles generally accepted in the United States of America.

Securities Valuation. Municipal securities are normally valued at the mean between the quoted bid and asked prices obtained from a pricing service. Municipal securities which are not valued by a pricing service will be valued on the basis of three dealer quotes or, if such quotes are unavailable, such other available market information. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Futures and options on futures contracts traded on an exchange will be valued at last settlement price. In the event of unusual market disruptions affecting valuation, the Pricing Committee of the Trustees will be consulted.

Securities Transactions. Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined using the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. The securities so purchased are subject to market fluctuations during this period. To the extent that when-issued or delayed delivery purchases are outstanding, the Trust instructs the custodian to segregate assets in a separate account, with a current value at least equal to the amount of its purchase commitments.

Interest Income. Interest income is determined on the basis of interest accrued and discount earned, adjusted for amortization of premium or accretion of discounts on long term debt securities. Effective January 1, 2001, the Trust adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, and began accreting market discounts on debt securities. Prior to January 1, 2001, the Trust did not accrete market discounts on debt securities. The cumulative effect of this accounting change had no impact on the total net assets of the Trust, but resulted in a $129,108 increase in the cost of securities and a corresponding decrease in net unrealized appreciation based on securities held as of December 31, 2000. The effect of this change for the year ended December 31, 2001 was to increase net investment income by $29,096, increase net realized loss by $10,727 and decrease net unrealized appreciation by $18,369.

The statement of changes in net assets and financial highlights for prior periods have not been restated to reflect this change in presentation.

Federal Income Taxes. The Trust has complied and intends to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies by distributing all of its income, including any net realized gains from investments, to shareholders. Therefore, no federal income tax provision is required. In addition, the Trust intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal securities, which are exempt from regular federal and Massachusetts income taxes when received by the Trust, as exempt interest dividends.

At December 31, 2001, the Trust for federal income tax purposes had a capital loss carryover of $2,978,063, which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax. Such capital loss carryovers will expire on December 31, 2002 ($1,656,796), December 31, 2003 ($1,165,653), December 31, 2008
($116,670) and December 31, 2009 ($38,944).

At December 31, 2001, the undistributed net tax-exempt income on a tax basis was $175,406 and differed from undistributed net investment income due to the difference in method for recognizing market discounts.

Expense Reductions. Investors Bank & Trust Company (IBT) serves the Trust as its Custodian and Transfer Agent. Pursuant to its service agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Trust maintains with IBT. Credits used to reduce IBT's fee are reported as a reduction of expenses on the statement of operations.

Use of Estimates. The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.



The Massachusetts Health & Education Tax-Exempt Trust as of December 31, 2001

NOTES TO FINANCIAL STATEMENTS cont'd

2  Auction Preferred Shares
------------------------------------------------------------------------
The Trust currently has 200 Auction Preferred Shares outstanding. The Auction Preferred Shares are redeemable at the option of the Trust on any dividend payment date at the redemption price of $50,000 per share, plus an amount equal to any dividends accumulated on a daily basis unpaid through the redemption date (whether or not such dividends have been declared).

Under the Investment Company Act of 1940, the Trust is required to maintain asset coverage of at least 200% with respect to the Auction Preferred Shares as of the last business day of each month in which any Auction Preferred Shares are outstanding. Additionally, the Trust is required to meet more stringent asset coverage requirements under the terms of the Auction Preferred Shares and in accordance with the guidelines prescribed by the rating agency. Should these requirements not be met, or should dividends accrued on the Auction Preferred Shares not be paid, the Trust may be restricted in its ability to declare dividends to common shareholders or may be required to redeem certain of the Auction Preferred Shares. At December 31, 2001, there were no such restrictions on the Trust.

3  Distributions to Shareholders
------------------------------------------------------------------------
Distributions to common shareholders are recorded on the ex-dividend date and are paid on the last business day of each month. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. Each dividend payment period for the Auction Preferred Shares is generally seven days. The applicable dividend rate for the Auction Preferred Shares on December 31, 2001 was 1.50%. For the year ended December 31, 2001, the Trust paid dividends to Auction Preferred shareholders amounting to $250,025, representing an average APS dividend rate for such period of 2.50% (annualized).

4  Investment Advisory Fees and
   Other Transactions with Affiliates
------------------------------------------------------------------------
The Trust has entered into an Advisory Agreement with Eaton Vance Management ("Eaton Vance"), under which Eaton Vance will furnish the Trust with investment research and advisory services. For the year ended December 31, 2001, the fee paid for such services amounted to $143,306 and was equivalent to 0.35% of the average daily net assets of the Trust, including net assets attributable to any Auction Preferred Shares outstanding.

In addition, the Trust also entered into an Administration Agreement with Eaton Vance, under which Eaton Vance will manage and administer the Trust's business affairs and, in connection therewith, furnish for use of the Trust, office space and all necessary office facilities, equipment, and personnel for administering the affairs of the Trust. For the year ended December 31, 2001, the fee paid for such services amounted to $61,417 and was equivalent to 0.15% of the average daily net assets of the Trust, including net assets attributable to any Auction Preferred Shares outstanding.

Trustees who are not affiliates of Eaton Vance are eligible to receive an annual fee of $7,500 each. Effective July 1, 2001, the annual fee was reduced to $5,000 each.

5  Securities Transactions
------------------------------------------------------------------------
Purchases and sales (including maturities) of portfolio securities during the year ended December 31, 2001, aggregated $5,080,273 and $5,679,610, respectively. There were no purchases and sales of short-term municipal securities during the year ended December 31, 2001.

The identified cost and unrealized appreciation (depreciation) in value of the investments owned by the Trust at December 31, 2001, as computed for federal income tax purposes, were as follows:

Identified cost                                               $37,777,658
------------------------------------------------------------------------
Gross unrealized appreciation                                 $ 1,978,538
Gross unrealized depreciation                                    (576,177)
------------------------------------------------------------------------
Net unrealized appreciation                                   $ 1,402,361
------------------------------------------------------------------------

6  Capital Transactions
------------------------------------------------------------------------
The Declaration of Trust allows the Trustees to issue an unlimited number of $0.01 par value shares of common stock. Transactions in common shares were as follows:

                                         Year Ended           Year Ended
                                  December 31, 2001    December 31, 2000
------------------------------------------------------------------------
Beginning shares                          2,315,302            2,314,859

Shares issued pursuant to the Trust's
  dividend reinvestment plan                  4,092                  443
------------------------------------------------------------------------
Ending shares                             2,319,394            2,315,302
------------------------------------------------------------------------



The Massachusetts Health & Education Tax-Exempt Trust as of December 31, 2001

INDEPENDENT ACCOUNTANTS' REPORT

To the Trustees and Shareholders of
The Massachusetts Health & Education
Tax-Exempt Trust
------------------------------------------------------------------------

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments (except for bond ratings), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Massachusetts Health & Education Tax-Exempt Trust (the "Trust") at December 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 15, 2002





The Massachusetts Health & Education Tax-Exempt Trust as of December 31, 2001

OTHER INFORMATION

From time to time in the future, the Trust may effect redemptions and/or repurchases of its Auction Preferred Shares as provided in the applicable constituent instruments or as agreed upon by the Trust and holders of Auction Preferred Shares. The Trust would generally effect such redemptions and/or repurchases to the extent necessary to maintain applicable asset coverage requirements.



The Massachusetts Health & Education Tax-Exempt Trust as of December 31, 2001

DIVIDEND REINVESTMENT PLAN

The Trust offers a dividend reinvestment plan (the "Plan") pursuant to which common shareholders may elect to have dividends and capital gains distributions reinvested in common shares of the Trust. The Trust declares dividends out of net investment income, and will distribute annually net realized capital gains, if any. Common shareholders may join or withdraw from the Plan at any time.

If you decide to participate in the Plan, Investors Bank & Trust
Company, as your Plan Agent, will automatically invest your dividends and capital gains distributions in common shares of the Trust in your account.

How the Plan Works

Under the Plan, participants in the Plan will have their dividends reinvested in common shares of the Trust on valuation date. If the market price per common share on valuation date equals or exceeds net asset value per common share on that date, the Trust will issue new common shares to participants at the higher of net asset value or 95% of the market price. If net asset value per common share on valuation date exceeds the market price per common share on that date, or if the Board of Trustees should declare a dividend or capital gains distribution payable to the common shareholders only in cash, the agent will buy common shares in the open market on the American Stock Exchange, or elsewhere. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value per common share, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the Trust's common shares, resulting in the acquisition of fewer common shares than if the dividend or distribution had been paid in common shares by the Trust.

The Plan Agent maintains all shareholder accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common shares in the account of each Plan participant will be held by the Plan Agent in noncertificated form in the name of the participant, and each shareholder's proxy will include those shares received pursuant to the Plan. Holders of common shares who do not elect to participate in the Plan will receive all such amounts in cash paid by check mailed directly to the record shareholder by Investors Bank & Trust Company, as dividend paying agent.

Experience under the Plan may indicate that changes are desirable. Accordingly, the Trust reserves the right to amend or terminate the Plan.

Costs of the Plan

The Plan Agent's fees for the handling of the reinvestment of dividends and distributions will be paid by the Trust. Each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends or capital gains distributions.

Tax Implications

Plan participants will receive tax information annually for personal records and to help prepare federal income tax returns. The automatic reinvestment of dividends and capital gains distributions does not relieve plan participants of any income tax which may be payable on dividends or distributions.

Right to Withdraw

Plan participants may withdraw from the Plan at any time by writing to the Plan Agent at the address noted on the following page. If you withdraw, you will receive a share certificate in your name for all full common shares credited to your account under the Plan and a cash payment for any fraction of a share credited to your account. If you desire, the Plan Agent will sell your shares in the Plan and send you the proceeds of the sale, less brokerage commissions and a $2.50 service fee.

How to Participate

If you wish to participate in the Plan and your shares are held in your own name, you may complete the form on the following page and deliver it to the Plan Agent.

If your shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it will participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank or nominee is unable to participate on your behalf, you should request that your shares be re-registered in your own name which will enable your participation in the Plan.

Any inquiries regarding the Plan can be directed to Investors Bank & Trust Company at 1-800-553-1916.



The Massachusetts Health & Education Tax-Exempt Trust as of December 31, 2001

APPLICATION FOR PARTICIPATION IN
DIVIDEND REINVESTMENT PLAN

------------------------------------------------------------------------
This form is for shareholders who hold their common shares in their own names. If your common shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it will participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank or nominee is unable to participate on your behalf, you should request that your common shares be re-registered in your own name which will enable your participation in the Plan.
------------------------------------------------------------------------

The following authorization and appointment is given with the understanding that I may terminate it at any time by terminating my participation in the Plan as provided in the terms and conditions of the Plan provided above.

                                    -------------------------------------
                                    Please print exact name on account:

                                    -------------------------------------
                                    Shareholder signature            Date

                                    -------------------------------------
                                    Shareholder signature            Date

                                    Please sign exactly as your common shares are registered. All persons whose names appear on the share certificate must sign.

YOU SHOULD NOT RETURN THIS FORM IF YOU WISH TO RECEIVE YOUR DIVIDENDS AND DISTRIBUTIONS IN CASH. THIS IS NOT A PROXY.

The authorization form, when signed, should be mailed to the following address:

                    Investors Bank & Trust Company
                    P.O. Box 9130
                    Attention OPS22
                    Boston, MA 02117

------------------------------------------------------------------------



The Massachusetts Health & Education Tax-Exempt Trust as of December 31, 2001

MANAGEMENT AND ORGANIZATION

Trust Management

The Trustees of The Massachusetts Health & Education Tax-Exempt Trust are responsible for the overall management and supervision of the Trust's affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years.

                                                                                                 Number of
                                            Term of                                              Portfolios in
                           Position(s)      Office and                                           Fund Complex   Other
Name, Address              with the         Length of        Principal Occupation(s)             Overseen       Directorships
and Age                    Trust            Time Served      During Past Five Years              By Trustee     Held By Trustee
-------------------------------------------------------------------------------------------------------------------------------
Interested Trustee
-------------------------------------------------------------------------------------------------------------------------------
Thomas H. Green, III 1     Trustee          One Year         Managing Director, Salomon          One            None
Age 42                                      Trustee Since    Smith Barney ("SSB"), since
The Eaton Vance Building                    1993             2002. Formerly, Director of
255 State Street                                             SSB, Public Finance
Boston, MA 02109                                             Department (1998-2001).
                                                             Formerly, First Assistant
                                                             Attorney General for The
                                                             The Commonwealth of
                                                             Massachusetts (1992-1998).
                                                             Previously, Vice President,
                                                             Public Finance, First Boston
                                                             Corporation.

-------------------------------------------------------------------------------------------------------------------------------
Disinterested Trustees
-------------------------------------------------------------------------------------------------------------------------------
James F. Carlin            Trustee          One Year         Chairman and CEO, Carlin            One            Trustee of the
Age 61                                      Trustee Since    Consolidated, Inc. (management                     John Hancock
The Eaton Vance Building                    1993             company), since 1968. CEO                          Funds
255 State Street                                             and Treasurer, Alpha Analytical,                   (consisting of
Boston, MA 02109                                             Inc. (analytical laboratory),                      36 portfolios)
                                                             since 1985. Formerly, Director
                                                             of Carlin Insurance Agency, Inc.
                                                             (1967-1999), Uno Restaurant
                                                             Corp. (1996-2001), Arbella
                                                             Mutual Insurance Co.
                                                             (1988-2000); Director and
                                                             Treasurer, Rizzo Associates
                                                             (engineering) (1985-2000);
                                                             and Chairman of the
                                                             Massachusetts Board of
                                                             Higher Education
                                                             (1995-1999).

1 Mr. Green is an interested person of the Trust because of his affiliation with a brokerage firm.



The Massachusetts Health & Education Tax-Exempt Trust as of December 31, 2001

MANAGEMENT AND ORGANIZATION cont'd

                                                                                                 Number of
                                            Term of                                              Portfolios in
                           Position(s)      Office and                                           Fund Complex   Other
Name, Address              with the         Length of        Principal Occupation(s)             Overseen       Directorships
and Age                    Trust            Time Served      During Past Five Years              By Trustee     Held By Trustee
-------------------------------------------------------------------------------------------------------------------------------
Disinterested Trustees (continued)
-------------------------------------------------------------------------------------------------------------------------------
Edward M. Murphy           Trustee          One Year         President and Chief Executive       One            None
Age 54                                      Trustee Since    Officer of Alliance Health
The Eaton Vance Building                    1993             Incorporated, since March 1999.
255 State Street                                             Formerly, President and Chief
Boston, MA 02109                                             Operating Officer of Olympus
                                                             Healthcare Group, Inc.; Senior
                                                             Vice President of Tucker
                                                             Anthony Inc. (1995-1997); and
                                                             the Executive Director of the
                                                             Massachusetts Health and
                                                             Educational Facilities Authority
                                                             (1989 to 1995). Previously,
                                                             Commissioner of the
                                                             Massachusetts Department of
                                                             Mental Health.

Walter B. Prince           Chairman         One Year         Partner of the law firm of          One            None
Age 53                     and Trustee      Trustee Since    Prince, Lobel, Glovsky & Tye
The Eaton Vance Building                    1993             LLP, since 1988.
255 State Street
Boston, MA 02109

James M. Storey            Trustee          One Year         Corporate Trustee/Director of       One            Trustee of the
Age 70                                      Trustee Since    various organizations and                          State Street
The Eaton Vance Building                    1993             corporations, including The                        Research Funds
255 State Street                                             U.S. Charitable Gift Trust                         (consisting of
Boston, MA 02109                                             (a charitable organization                         30 portfolios).
                                                             sponsored by Eaton Vance),                         Trustee of the
                                                             and a practicing attorney.                         SEI Investments
                                                             Formerly, a Partner of the                         Funds (consisting
                                                             law firm of Dechert, Price                         of 104 portfolios).
                                                             & Rhoads (1987-1993).



The Massachusetts Health & Education Tax-Exempt Trust as of December 31, 2001

MANAGEMENT AND ORGANIZATION cont'd


                                            Term of
                           Position(s)      Office and
Name, Address              with the         Length of        Principal Occupation(s)
and Age                    Trust            Time Served      During Past Five Years
-----------------------------------------------------------------------------------------------
Principal Officers Who Are Not Trustees
-----------------------------------------------------------------------------------------------
Thomas J. Fetter           President        President        Vice President of Eaton Vance
Age 58                                      Since 1996       and Boston Management and
The Eaton Vance Building                                     Research ("BMR"). Officer of
255 State Street                                             112 investment companies
Boston, MA 02109                                             managed by Eaton Vance and
                                                             BMR.(1)

Robert B. MacIntosh        Vice President   Vice President   Vice President of Eaton Vance
Age 45                     and              Since 1996       and BMR. Officer of 111
The Eaton Vance Building   Portfolio                         investment companies managed
255 State Street           Manager                           by Eaton Vance and BMR.(1)
Boston, MA 02109

James M. Wall              Secretary        Secretary        Vice President of Eaton Vance
Age 39                                      Since 2001       since 2001. Formerly, Senior
The Eaton Vance Building                                     Vice President and Deputy
255 State Street                                             General Counsel, CDC IXIS
Boston, MA 02109                                             Asset Management (1999-2001),
                                                             and Senior Legal Counsel,
                                                             Fidelity Investments (1997-1999).
                                                             Officer of one investment
                                                             company managed by
                                                             Eaton Vance and BMR.(1)

Kristin S. Anagnost        Treasurer        Treasurer        Assistant Vice President of
Age 36                                      Since 2001       Eaton Vance and BMR. Officer of
The Eaton Vance Building                                     103 investment companies
255 State Street                                             managed by Eaton Vance and
Boston, MA 02109                                             BMR, since January 1998.
                                                             Formerly, Manager at Chase
                                                             Global Funds Services Company.(1)

(1) Includes both master and feeder funds in a master feeder structure.

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Investment Advisor and Administrator
Eaton Vance Management
The Eaton Vance Building
255 State Street
Boston, MA 02109

Custodian, Transfer Agent,
Dividend Disbursing Agent and Registrar
Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116

Independent Accountants
PricewaterhouseCoopers LLP
160 Federal Street
Boston, MA 02110

EATON VANCE FUNDS
EATON VANCE MANAGEMENT
BOSTON MANAGEMENT AND RESEARCH
EATON VANCE DISTRIBUTORS, INC.

PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

* Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

* None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

* Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

For more information about Eaton Vance's privacy policies, call: 1-800-262-1122

The Massachusetts Health & Education Tax-Exempt Trust
The Eaton Vance Building
255 State Street
Boston, MA 02109
1-800-225-6265

278-2/02                                                 MHEFASRC